Equity (Details) - Schedule of share capital composed - Ordinary Shares [Member] shares in Thousands		Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ILS (₪) shares
Equity (Details) - Schedule of share capital composed [Line Items]
Number of shares, Authorized	[1]	200,000	200,000	50,000	50,000
Number of shares, Issued and paid	[1]	163,943	163,943	23,850	23,850
Amount, Authorized (in New Shekels and Dollars) | ₪
Amount, Issued and paid (in New Shekels and Dollars) | $

[1]	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADSs”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one ordinary share.